Property, Plant and Equipment (“PP&E”) (Tables)	12 Months Ended
Dec. 31, 2025
Property, Plant and Equipment (“PP&E”) [Abstract]
Schedule of Property, Plant and Equipment (“PP&E”)
($ thousands)	Developed and producing	Right-of- use assets	Corporate assets	Total
Cost
Balance as at January 1, 2024	1,090,755	13,758	618	1,105,131
Additions	87,404	907	-	88,311
Acquisitions	16,873	-	-	16,873
Transfers of right-of-use assets	5,126	(5,126)	-	-
Change in decommissioning liabilities	(5,774)	-	-	(5,774)
Balance as at December 31, 2024	1,194,384	9,539	618	1,204,541
Additions	114,057	559	509	115,125
Transfers of right-of-use assets	3,497	(3,497)	-	-
Remeasurement of right-of-use assets	-	(2,619)	-	(2,619)
Change in decommissioning liabilities	1,779	-	-	1,779
Balance as at December 31, 2025	1,313,717	3,982	1,127	1,318,826
Accumulated Depletion, Depreciation and Amortization
Balance as at January 1, 2024	163,152	243	362	163,757
Depletion and depreciation (1)	80,342	303	80	80,725
Balance as at December 31, 2024	243,494	546	442	244,482
Depletion and depreciation (1)	83,651	370	229	84,250
Balance as at December 31, 2025	327,145	916	671	328,732
Net Book Value
Balance at December 31, 2024	$950,890	$8,993	$176	$960,059
Balance at December 31, 2025	$986,572	$3,066	$456	$990,094

(1)	As at December 31, 2025 $1.0 million of depletion and depreciation was capitalized to inventory (December 31, 2024- $0.3 million).